Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment, Net Pledged as Collateral (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Land, buildings, machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net Pledged as Collateral [Line Items]
Net Carrying Value	$ 5,830
Pledged Amount	$ 4,206
Creditor	Industrial Bank of Korea
Land and buildings [Member]
Schedule of Property, Plant and Equipment, Net Pledged as Collateral [Line Items]
Net Carrying Value	$ 417
Pledged Amount	$ 228
Creditor	Hana Bank